Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2029
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,496,220,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,627.98
Offering Note	The registration fee table shall be deemed to update the "Calculation of Registration Fee" table in the Company's Registration Statement on Form S-3ASR (File No. 333-297334) in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,496,220,000.